Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2019
Key Sources of Estimation Uncertainty [Abstract]
KEY SOURCES OF ESTIMATION UNCERTAINTY
6.	KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group's accounting policies, which are described in Note 4, management is required to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets within the next financial year.

Depreciation of building, machinery and equipment

As described in Note 4, the Group reviews the estimated useful lives and residual values of property, plant and equipment at the end of each reporting period. The cost of building, machinery and equipment is depreciated on a straight-line basis over the assets' estimated useful lives. Management estimates the useful lives of these buildings, machinery and equipment to be within 5 to 20 years. These are the common life expectancies applied in the same industry. Changes in the expected level of usage and technological developments could impact the economic useful lives and the residual values of these assets, therefore future depreciation charges could be revised.

Fair value of warrants

The fair value of warrants was determined using a binomial-lattice model. This model requires the input of highly subjective assumptions, including price volatility of the underlying stock. Changes in the subjective input assumptions can materially affect the estimate of fair value of the warrants and the Company's results of operations could be impacted. This model is dependent upon several variables such as the instrument's expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term, and the expected volatility of the Company's stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using the volatility rates of market index.

Impairment of non-financial assets

Property, plant and equipment are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating-unit ("CGU") to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.

The difference between the carrying amount and recoverable amount is recognized as an impairment loss in the income statement, unless the asset is carried at revalued amount, in which case, such impairment loss is treated as a revaluation decrease.

An impairment loss for an asset other than goodwill is reversed if, and only if, there has been a change in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset other than goodwill is recognized in the income statement, unless the asset is carried at revalued amount, in which case, such reversal is treated as a revaluation increase.

During the years ended December 31, 2019, 2018, and 2017, the Company recognized impairment losses of $nil, $nil, and $nil, respectively, for its prepayments for acquisition of land use rights. During the years ended December 31, 2019, 2018, and 2017, the Company recognized impairment losses of $nil, $nil, and $nil, respectively, for its related prepayments for construction on such land. The impairment reflects the current reduction in the value of the investment as a result of the delay in time to complete the construction projects and delay in procurement of legal certificates that would lead to the assets being put into service that would give rise to expected future profitability which at December 31, 2019, has been temporarily postponed beyond the next operating period. The impairment losses charged to the prepayments has brought the carrying values to their respective recoverable amount in its fair value less costs to sell.

During the years ended December 31, 2019, 2018, and 2017, the Company recognized impairment losses of $nil, $13,311,557, and $nil, respectively, for a part of its factory plant in Anhui that is not currently in use. The impairment reflects the current reduction in the value of the carrying cost as a result of the company's evaluation of the recoverability of its investment. The impairment losses charged to the factory plant has brought the carrying values to their respective recoverable amount in its fair value less costs to sell.

For the prepayment for acquisition of land use rights, the Company provided an estimate of its fair value based on the market value substitution rule. The estimated fair value belongs to Level 2 of the fair value hierarchy because the input is determined through quoted prices of similar assets without an actively quoted market. Using the market approach, the Company compares the price of the land use right that the Company intended to acquire with the price of similar land use rights in the same geographical area, adjusted by factors such as price index, frequency of actual transactions conducted, environmental conditions, etc. Significant assumptions used in this estimation include the ability to legally obtain such land use rights, the usage of land as industrial use, the date of transaction at year end, etc. As a result, the Company provided an estimate in the amount of $5,154,034. Finally, the fair value is reduced by estimated costs to sell which include, but not limited to, legal costs, stamp duty, similar transaction tax, etc. in the amount of $379,971. The net value is then compared to the carrying value, and the difference is recorded as impairment loss in the amount of $1,317,295 in 2015. In 2016, since there was no progress in regards to the acquisition of land use rights, the Company provided further impairment to bring the carrying value down to $0 as management is unable to assert the recoverability of such asset.

For the prepayment for construction, the Company provided an estimate of its fair value based on the time value approach. The estimated fair value belongs to Level 3 of the fair value hierarchy because the input is not easily observable. Using this approach, the Company calculates the time value of money of the amount prepaid based on the Company's weighted average cost of capital ("WACC") in order to arrive at its fair value. The Company uses this approach to determine its recoverable amount because such prepayments are not readily resalable, and the ability to realize this amount is contingent upon the Company's ability to successfully acquire the land use right as mentioned above. Significant assumptions used in this estimation include using the WACC, which is comprised of the Company's metrics of return of equity, return of debt, the relevant weights of the returns of equity and debt, and tax rate, in determining the fair value. As a result, as at December 31, 2015, the Company provided an estimate in the amount of $7,160,523. Since this asset is not resalable, the company estimated costs to sell for this asset in the amount of $0. The net value is then compared to the carrying value, and the difference is recorded as impairment loss in the amount of $1,248,039 in 2015. In 2017, since there was no progress in regards to the construction, the Company provided further impairment to bring the carrying value down to $0 as management is unable to assert the recoverability of such asset.

For the factory plant, the Company provided an estimate of its fair value based on the time value approach. The estimated fair value belongs to Level 3 of the fair value hierarchy because the input is not easily observable. Using this approach, the Company calculates the time value of money of the amount recoverable based on the Company's weighted average cost of capital ("WACC") in order to arrive at its fair value. The Company uses this approach to determine its recoverable amount because a part of the factory plant is not readily resalable. Significant assumptions used in this estimation include using the WACC, which is comprised of the Company's metrics of return of equity, return of debt, the relevant weights of the returns of equity and debt, and tax rate, in determining the fair value. As a result, as at December 31, 2018, the Company recorded as impairment loss in the amount of $13,311,557 in 2018, which brings the carrying value of the part of the factory plant not in use down to $0 as management is unable to assert the recoverability of such asset.